UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced
Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 –	Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.83%, 3/25/35 (a)	$496	$495,816
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 0.85%, 1/25/35	1,349	1,268,919
Series 2005-OP2, Class M1, 0.60%, 10/25/35	1,025	896,701

		2,661,436

Total Asset-Backed Securities — 2.2%		2,661,436

Corporate Bonds

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc., 2.50%, 9/15/16	2,057	2,100,777

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.1%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.79%, 11/25/33 (a)	147	147,112
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.91%, 11/25/34 (a)	211	209,532
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.44%, 10/25/35 (a)	1,132	1,003,319

		1,359,963

Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	292	77,385

Total Non-Agency Mortgage-Backed Securities — 1.2%		1,437,348

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.4%
Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,988,484

Collateralized Mortgage Obligations — 7.8%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	1,807	1,916,787

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	$7,260	$7,413,199

		9,329,986

Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	2,331	213,183
Series 2012-M9, Class X1, 4.20%, 12/25/17 (a)	5,239	443,984
Series 2012-47, Class NI, 4.50%, 4/25/42	1,966	335,912
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 1.09%, 5/16/46	957	63,978
Series 2009-78, Class SD, 6.02%, 9/20/32	2,028	356,409
Series 2009-116, Class KS, 6.30%, 12/16/39	735	95,207
Series 2011-52, Class NS, 6.50%, 4/16/41	5,398	964,764

		2,473,437

Mortgage-Backed Securities — 65.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	7,455	7,671,909
3.00%, 6/01/42 - 4/01/43	8,128	8,330,537
3.50%, 8/01/26 - 8/01/44	16,337	17,308,202
4.00%, 4/01/24 - 2/01/41	15,454	16,579,110
4.50%, 4/01/39 - 8/01/40	10,330	11,389,870
5.00%, 11/01/33 - 2/01/40	5,959	6,669,110
5.50%, 10/01/23 - 4/14/45 (b)	7,197	8,125,834
6.00%, 2/01/36 - 3/01/38	995	1,134,840
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	269	292,924
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	9	10,059

		77,512,395

Total U.S. Government Sponsored Agency Securities — 78.5%		93,304,302

U.S. Treasury Obligations

U.S. Treasury Bonds:
3.88%, 8/15/40 (c)	12,000	15,105,936
4.38%, 5/15/41 (c)	10,000	13,629,690

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds (continued):
2.50%, 2/15/45	$3,000	$2,972,343
U.S. Treasury Notes:
3.13%, 5/15/21 (c)	6,500	7,076,368
2.00%, 2/15/25	10,000	10,063,280

Total U.S. Treasury Obligations — 41.1%		48,847,617

Preferred Securities

Capital Trusts

Diversified Financial Services — 0.5%
ZFS Finance (USA) Trust V, 6.50%, 5/09/37 (a)(d)	504	530,460

Electric Utilities — 1.6%
PPL Capital Funding, Inc., 6.70%, 3/30/67 (a)	2,000	1,934,000

Total Capital Trusts — 2.1%		2,464,460

Trust Preferred — 1.7%	Shares

Capital Markets — 1.7%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	2,019,167

Total Preferred Securities — 3.8%		4,483,627

Total Long-Term Investments (Cost — $143,621,251) — 128.6%		152,835,107

Short-Term Securities		Par (000)	Value

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bills, 0.21%, 2/04/16 (e)		$4,000	$3,992,962

Total Short-Term Securities (Cost — $3,992,962) — 3.3%			3,992,962

Total Investments Before TBA Sale Commitments and Options Written (Cost — $147,614,213*) — 131.9%			156,828,069

TBA Sale Commitments

Fannie Mae Mortgage-Backed Securities, 5.50%, 4/1/45 – 5/1/45 (b)	USD	6,900	(7,771,688)

Total TBA Sale Commitments (Proceeds — $7,745,609) — 6.5%			(7,771,688)

Options Written (Premiums Received — $960,000) — (0.9)%			(1,026,049)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $138,908,604) — 124.5%			148,030,332
Liabilities in Excess of Other Assets — (24.5)%			(29,163,353)

Net Assets — 100.0%			$118,866,979

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$147,614,213

Gross unrealized appreciation	$9,906,555
Gross unrealized depreciation	(692,699)

Net unrealized appreciation	$9,213,856

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation
Bank of America N.A.	$112,672	$484
Credit Suisse Securities (USA) LLC	$2,672	$(183)
Goldman Sachs & Co.	$(5,633,594)	$(25,000)

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,848,337	(1,848,337)	—	$572

Portfolio Abbreviation

LIBOR	London Interbank Offer Rate
OTC	Over-The-Counter
TBA	To Be Annouced
USD	U.S. Dollar

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.28%	2/27/15	Open	$4,072,500	$4,073,135
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	13,804,000	13,810,334
Credit Suisse Securities (USA) LLC	0.28%	3/2/15	Open	9,458,750	9,460,011
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.30%	3/31/15	Open	7,141,875	7,141,935
Total				$34,477,125	$34,485,415

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
37	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$4,447,805	$8,284

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.87%	Pay	3-Month Libor	4/29/15	$ 37,500	$(51,690)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.60%	Pay	3-Month Libor	4/29/15	37,500	(197,066)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.07%	Pay	3-Month Libor	4/29/15	32,500	(320,917)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	2.40%	Pay	3-Month Libor	4/29/15	21,300	(456,376)
Total								$(1,026,049)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,661,436	—	$2,661,436
Corporate Bonds	—	2,100,777	—	2,100,777
Non-Agency Mortgage-Backed Securities	—	1,437,348	—	1,437,348
Preferred Securities	$2,019,167	2,464,460	—	4,483,627
U.S. Government Sponsored Agency Securities	—	93,304,302	—	93,304,302
U.S. Treasury Obligations	—	48,847,617	—	48,847,617
Short-Term Securities:
U.S. Treasury Obligations	—	3,992,962	—	3,992,962
Liabilities:
Investments:
TBA Sale Commitments	—	(7,771,688)	—	(7,771,688)
Total	$2,019,167	$147,037,214	—	$149,056,381

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2015	4

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$8,284	—	—	$8,284
Liabilities:
Interest rate contracts	—	$(1,026,049)	—	(1,026,049)
Total	$8,284	$(1,026,049)	—	$(1,017,765)

[1]	Derivative financial instruments are financial futures contracts and options written, which are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$1,560,000	—	—	$1,560,000
Cash pledged as collateral for reverse repurchase agreements	—	—	—	—
Foreign currency at value	295	—	—	295
Liabilities:
Bank overdraft	—	$(173,924)	—	(173,924)
Cash received for financial futures contracts	—	(34,000)	—	(34,000)
Cash received as collateral for reverse repurchase agreements	—	(1,710,000)	—	(1,710,000)
Reverse repurchase agreements	—	(34,485,415)	—	(34,485,415)
Total	$1,560,295	$(36,403,339)	—	$(34,843,044)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2015	5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 22, 2015